Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000014907
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WesMark Balanced Fund
C000014908
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WesMark Government Bond Fund
C000014909
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WesMark Large Company Fund
C000014910
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WesMark Small Company Fund
C000179136
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WesMark Tactical Opportunity Fund
C000014911
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WesMark West Virginia Municipal Bond Fund
Without Sales Load [Member] | C000014907
Average Annual Return [Line Items]
Average Annual Return, Percent	2.84%	7.32%	7.28%		6.21%
Without Sales Load [Member] | C000014908
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%	5.30%	(2.50%)		(0.12%)
Without Sales Load [Member] | C000014909
Average Annual Return [Line Items]
Average Annual Return, Percent	2.40%	11.93%	13.34%		10.49%
Without Sales Load [Member] | C000014910
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%	20.84%	15.21%		9.71%
Without Sales Load [Member] | C000179136
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%	9.20%	7.32%	5.61%
Without Sales Load [Member] | C000014911
Average Annual Return [Line Items]
Average Annual Return, Percent	0.10%	1.49%	(0.43%)		1.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.02%	6.08%	(0.73%)		1.76%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%		13.65%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(1.78%)	7.68%	10.04%		7.12%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	(0.35%)	1.11%	0.51%		2.20%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return, Percent	4.13%	6.74%	0.64%		2.04%
Bloomberg Municipal Bond: 5 Year GO (4-6)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond: 5 Year GO (4-6)
Average Annual Return, Percent	2.24%	4.18%	0.73%		1.75%